SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Share based compensation	$ 3,269	$ 306	$ 484
Total	2,711	1,898	2,039
Research and development expenses [member]
IfrsStatementLineItems [Line Items]
Salaries and related expenses	2,228	2,166	1,795
Subcontractors and consultants	344	374	631
Depreciation and amortization	197	255	287
Share based compensation	447	127	100
Travel expenses	87	50	42
Freight	33	30	23
Other	10	6
Reimbursement from paid pilots and proof of concept projects	(858)	(1,426)	(1,091)
Total	2,711	1,898	2,039
Materials And Laboratory Expenses [Member]
IfrsStatementLineItems [Line Items]
Materials and laboratory expenses	$ 223	$ 316	$ 252